OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

June 29, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Gold & Special Minerals Fund
     Post-Effective Amendment No. 46 under the Securities Act
     and Amendment No. 44 under the Investment Company Act
     File Nos. 2-82590 and 811-3694

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Gold & Special Minerals Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 46 under the Securities Act and Amendment No. 44 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing, pursuant to Rule 485(a) under the Securities Act, is being made to: (1) add Class Y shares and describe the features of those shares, (2) comply with the requirements of Securities and Exchange Commission (the “SEC”) Release 33-8998 and the corresponding changes to Form N-1A, and (3) describe certain anticipated changes to the Fund's investment strategies.

We anticipate that an amendment to the Registration Statement will be filed on or about August 31, 2010, including (i) audited financial statements for the Registrant’s fiscal year ended June 30, 2009; (ii) responses to any comments of the SEC staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing are scheduled to become effective on August 31, 2010, as indicated on the facing page of this Amendment.

In order to expedite review and achieve consistency in how we address the disclosure requirements of SEC Release 33-8998, we request that you address any comments on this filing to the undersigned:

Nancy S. Vann, Esq.
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Sincerely,

/s/ William M. Levey

William M. Levey

Assistant Vice President & Assistant Counsel

cc:     Kathleen Ives

          Nancy Vann

          Taylor V. Edwards

          Amee Kantesaria